Other current financial and non-financial liabilities - Summary of Other Current Financial and Non-financial Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Other current financial liabilities	[1]	$ 38.5	$ 31.5
Other current non-financial liabilities	[1]	89.7	73.3
Accrued interest on financial debt
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Other current financial liabilities		13.4	14.0
Current bank debt
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Other current financial liabilities		4.1	5.7
Fair value of derivatives—current liabilities
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Other current financial liabilities		14.8	2.6
Factoring related liabilities
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Other current financial liabilities		0.7	0.8
Other
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Other current financial liabilities		5.6	8.5
Contract liabilities
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Other current non-financial liabilities		19.1	21.1
Payables to personnel and social organizations
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Other current non-financial liabilities		65.1	48.5
Deferred income
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Other current non-financial liabilities		$ 5.5	$ 3.7

[1]	The notes are an integral part of these consolidated financial statements.